NON-CONTROLLING INTERESTS - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions				1 Months Ended	6 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CAD ($)	Feb. 24, 2019	Feb. 28, 2019 $ / shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2018 shares	Jun. 30, 2018 shares
LP Units
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share				$ 2.06
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage					1.00%
Non-controlling interests | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share					$ 0.4225
Incentive Distribution, Percent					25.00%
Non-controlling interests | LP Units | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share					$ 0.375
Incentive Distribution, Percent					15.00%
Non-controlling interests | GP interests
Disclosure of Non Controlling Interest [Line Items]
Common units outstanding | shares						2,651,506	2,651,506
Non-controlling interests | Redeemable/Exchangeable partnership units
Disclosure of Non Controlling Interest [Line Items]
Common units outstanding | shares					129,658,623	129,658,623
Canadian Hydroelectric Portfolio
Disclosure of Non Controlling Interest [Line Items]
Ownership interest sold			25.00%
Proceeds from sales of interests in associates | $		$ 331
Gains recognized on sale | $	$ 4
Ownership interest retained					50.00%